Income Taxes (Details 1) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
The provision for income taxes differs from the amount of income tax determined by applying statutory federal income tax rates to pretax income
Tax expense at statutory rate			$ 951	$ 796	$ 1,312	$ 1,503
State income taxes net of federal taxes			158	122	197	244
Tax exempt interest			(113)	(76)	(166)	(79)
Bank owned life insurance			(60)	0
Other			(10)	(24)	(57)	(54)
Total	$ 459	$ 352	$ 926	$ 818	$ 1,286	$ 1,614	$ 1,531
Tax expense at statutory rate			34.00%	34.00%	34.00%	34.00%
State income taxes net of federal			5.60%	5.20%	5.10%	5.72%
Tax exempt interest			(4.00%)	(3.20%)	(4.26%)	(1.92%)
Bank owned life insurance			(2.10%)	(0.00%)
Other			(0.40%)	(1.00%)	(1.51%)	(1.30%)
Total			33.10%	35.00%	33.33%	36.50%